Quarterly portfolio holdings
John Hancock
Disciplined Value International Fund
International equity
July 31, 2025
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Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 96.6%		$5,164,899,569
(Cost $4,536,457,454)
Austria 0.6%		29,825,447
ANDRITZ AG	428,582	29,825,447
Bermuda 2.7%		141,691,490
Everest Group, Ltd.	133,685	44,891,423
Hiscox, Ltd.	5,685,646	96,800,067
Canada 6.6%		350,237,634
Allied Gold Corp. (A)	2,577,804	33,041,137
Cenovus Energy, Inc.	5,143,017	78,281,054
Hammond Power Solutions, Inc. (B)	165,870	14,836,842
Kinross Gold Corp.	1,162,755	18,604,416
MEG Energy Corp.	2,688,114	52,982,385
Nutrien, Ltd.	1,411,646	83,755,353
Teck Resources, Ltd., Class B	2,119,769	68,736,447
China 2.1%		114,381,489
Alibaba Group Holding, Ltd.	7,607,800	114,381,489
Denmark 2.2%		117,017,832
Danske Bank A/S	2,949,672	117,017,832
Finland 1.7%		89,823,056
Nordea Bank Abp	6,151,968	89,823,056
France 10.4%		553,868,318
BNP Paribas SA	311,812	28,430,498
Bureau Veritas SA	2,186,928	67,348,934
Capgemini SE	529,167	78,780,517
Eiffage SA	287,946	38,652,590
Eurazeo SE	442,792	25,982,963
Ipsen SA	237,861	28,027,691
Rexel SA	1,667,718	50,405,881
Sanofi SA	586,883	52,684,916
SPIE SA	1,373,624	80,839,738
Vallourec SACA	5,495,964	102,714,590
Germany 1.9%		100,814,032
Evonik Industries AG	1,081,275	21,472,053
Infineon Technologies AG	657,678	25,835,669
Siemens AG	210,073	53,506,310
Hong Kong 2.3%		125,525,460
CK Hutchison Holdings, Ltd.	5,632,500	36,661,950
Prudential PLC	7,004,723	88,863,510
India 1.5%		81,537,647
HDFC Bank, Ltd., ADR (B)	1,062,103	81,537,647
Ireland 1.1%		56,832,076
AIB Group PLC	7,204,276	56,832,076
Italy 3.9%		210,735,835
Enel SpA (B)	10,959,686	96,645,752
Iveco Group NV	1,727,921	35,715,873
Saipem SpA (B)	29,320,335	78,374,210
Japan 15.8%		844,536,604
Asahi Group Holdings, Ltd.	4,793,500	60,810,719
Fuji Electric Company, Ltd.	1,433,600	71,275,988
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Hitachi, Ltd.	1,606,700	$49,166,054
IHI Corp.	375,100	41,769,907
Japan Post Insurance Company, Ltd.	344,700	8,825,907
Kyocera Corp.	4,688,500	55,344,773
Mitsubishi Chemical Group Corp.	7,613,100	41,466,819
Mitsubishi Electric Corp.	3,216,000	72,335,032
Mitsubishi UFJ Financial Group, Inc.	846,600	11,668,492
Sony Group Corp.	2,653,500	63,825,431
Sugi Holdings Company, Ltd.	2,304,000	55,759,374
Sumitomo Mitsui Financial Group, Inc.	2,701,500	68,149,670
Suzuken Company, Ltd.	1,152,600	43,565,025
Suzuki Motor Corp.	4,968,400	54,590,656
THK Company, Ltd.	453,800	12,755,850
Tokyo Electron, Ltd.	495,300	78,742,141
Toyo Suisan Kaisha, Ltd.	419,100	26,775,712
Toyo Tire Corp.	1,308,200	27,709,054
Luxembourg 0.7%		40,017,505
Millicom International Cellular SA	996,700	40,017,505
Mexico 2.1%		109,924,294
America Movil SAB de CV, ADR	2,200,965	39,771,438
Coca-Cola Femsa SAB de CV, ADR (B)	844,808	70,152,856
Netherlands 4.9%		260,896,143
Euronext NV (C)	464,429	74,860,881
Heineken NV	1,607,037	126,139,141
Prosus NV (A)	1,048,495	59,896,121
Norway 0.8%		41,540,600
Norsk Hydro ASA	7,008,717	41,540,600
South Korea 9.0%		483,251,517
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	167,852	43,134,973
KB Financial Group, Inc.	541,839	43,048,111
KT Corp.	1,155,092	45,833,907
KT Corp., ADR	2,443,352	49,331,277
NAVER Corp.	640,368	107,770,804
Samsung Electronics Company, Ltd.	2,285,220	116,463,811
Samsung Fire & Marine Insurance Company, Ltd.	166,562	52,581,847
SK, Inc.	172,855	25,086,787
Spain 3.6%		193,894,216
Banco Bilbao Vizcaya Argentaria SA	6,239,696	104,067,371
Banco Santander SA	10,456,177	89,826,845
Switzerland 3.6%		192,761,751
Novartis AG	640,447	72,938,616
Sandoz Group AG	2,095,217	119,823,135
United Kingdom 18.3%		980,795,561
AstraZeneca PLC	641,300	93,560,676
Babcock International Group PLC	6,299,561	86,369,386
BAE Systems PLC	6,246,743	149,051,731
Beazley PLC	4,196,959	49,451,800
Endeavour Mining PLC	1,376,804	41,335,917
Hikma Pharmaceuticals PLC	2,430,364	62,818,469
HSBC Holdings PLC	184,506	2,247,840
IMI PLC	1,975,439	57,712,539
Informa PLC	3,828,564	43,779,950
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	3

	Shares	Value
United Kingdom (continued)
NatWest Group PLC	6,482,641	$44,999,923
Nomad Foods, Ltd.	3,719,833	62,641,988
Shell PLC	3,543,193	127,318,423
The Weir Group PLC	4,540,343	159,506,919
United States 0.8%		44,991,062
CRH PLC	474,731	44,991,062

	Yield (%)	Shares	Value
Short-term investments 6.3%			$335,262,617
(Cost $335,259,865)
Short-term funds 6.3%			335,262,617
Fidelity Government Portfolio, Institutional Class	4.2343(D)	130,656,592	130,656,592
John Hancock Collateral Trust (E)	4.2650(D)	20,456,716	204,606,025

Total investments (Cost $4,871,717,319) 102.9%	$5,500,162,186
Other assets and liabilities, net (2.9%)	(154,605,605)
Total net assets 100.0%	$5,345,556,581

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $196,724,068.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 7-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-25:
Financials	22.1%
Industrials	22.0%
Health care	8.9%
Energy	8.2%
Consumer staples	7.5%
Materials	7.4%
Information technology	6.6%
Communication services	6.1%
Consumer discretionary	6.0%
Utilities	1.8%
Short-term investments and other	3.4%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$29,825,447	—	$29,825,447	—
Bermuda	141,691,490	$44,891,423	96,800,067	—
Canada	350,237,634	350,237,634	—	—
China	114,381,489	—	114,381,489	—
Denmark	117,017,832	—	117,017,832	—
Finland	89,823,056	—	89,823,056	—
France	553,868,318	—	553,868,318	—
Germany	100,814,032	—	100,814,032	—
Hong Kong	125,525,460	—	125,525,460	—
India	81,537,647	81,537,647	—	—
Ireland	56,832,076	—	56,832,076	—
Italy	210,735,835	—	210,735,835	—
Japan	844,536,604	—	844,536,604	—
Luxembourg	40,017,505	40,017,505	—	—
Mexico	109,924,294	109,924,294	—	—
Netherlands	260,896,143	—	260,896,143	—
Norway	41,540,600	—	41,540,600	—
South Korea	483,251,517	49,331,277	433,920,240	—
Spain	193,894,216	—	193,894,216	—
Switzerland	192,761,751	—	192,761,751	—
United Kingdom	980,795,561	103,977,905	876,817,656	—
United States	44,991,062	—	44,991,062	—
|	5

	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Short-term investments	$335,262,617	$335,262,617	—	—
Total investments in securities	$5,500,162,186	$1,115,180,302	$4,384,981,884	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	20,456,716	—	$778,240,948	$(573,616,538)	$(21,137)	$2,752	$562,731	—	$204,606,025
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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